LVIP SSGA Large Cap 100 Fund
Schedule of Investments
September 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.82%
Aerospace & Defense–2.15%
General Dynamics	87,087	$ 17,071,665
Northrop Grumman	48,616	17,509,052
		34,580,717
Automobiles–0.90%
†General Motors	275,696	14,531,936
		14,531,936
Banks–5.21%
Citigroup	219,599	15,411,458
Citizens Financial Group	363,682	17,085,780
Fifth Third Bancorp	423,470	17,972,067
KeyCorp	797,675	17,245,733
Truist Financial	275,735	16,171,858
		83,886,896
Biotechnology–1.02%
†Biogen	57,883	16,380,310
		16,380,310
Building Products–2.34%
Carrier Global	383,240	19,836,503
Johnson Controls International	262,539	17,873,655
		37,710,158
Capital Markets–1.09%
Bank of New York Mellon	339,725	17,611,344
		17,611,344
Chemicals–1.77%
Dow	247,955	14,272,290
Eastman Chemical	141,224	14,226,906
		28,499,196
Commercial Services & Supplies–1.17%
Republic Services	156,493	18,788,550
		18,788,550
Communications Equipment–1.05%
Cisco Systems	309,590	16,850,984
		16,850,984
Containers & Packaging–0.98%
Amcor	1,359,080	15,751,737
		15,751,737
Distributors–1.01%
Genuine Parts	133,817	16,222,635
		16,222,635
Diversified Telecommunication Services–2.66%
AT&T	513,192	13,861,316
Lumen Technologies	1,163,221	14,412,308
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Telecommunication Services (continued)
Verizon Communications	269,740	$ 14,568,658
		42,842,282
Electric Utilities–2.98%
Entergy	157,777	15,668,834
Exelon	358,098	17,310,457
PPL	540,467	15,068,220
		48,047,511
Electrical Equipment–2.08%
Eaton	114,376	17,077,480
Emerson Electric	174,468	16,434,886
		33,512,366
Electronic Equipment, Instruments & Components–1.97%
Amphenol Class A	241,540	17,687,974
Corning	382,414	13,954,287
		31,642,261
Energy Equipment & Services–1.07%
Baker Hughes	696,060	17,213,564
		17,213,564
Equity Real Estate Investment Trusts–5.22%
AvalonBay Communities	83,209	18,442,443
Boston Properties	149,524	16,200,925
Equity Residential	214,880	17,388,090
Realty Income	242,980	15,759,683
VICI Properties	570,515	16,208,331
		83,999,472
Food Products–5.72%
Conagra Brands	417,062	14,125,890
General Mills	262,499	15,702,690
JM Smucker	125,000	15,003,750
Kellogg	249,764	15,964,915
Kraft Heinz	402,247	14,810,734
Tyson Foods Class A	208,823	16,484,488
		92,092,467
Health Care Equipment & Supplies–2.00%
Becton Dickinson & Co.	63,665	15,650,130
Medtronic	132,596	16,620,909
		32,271,039
Health Care Providers & Services–6.87%
Anthem	42,573	15,871,214
†Centene	236,953	14,764,542
Cigna	63,923	12,794,828
CVS Health	209,940	17,815,508
Humana	37,109	14,440,967
†Laboratory Corp of America Holdings	61,396	17,279,290
LVIP SSGA Large Cap 100 Fund–1

LVIP SSGA Large Cap 100 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
Quest Diagnostics	121,160	$ 17,605,760
		110,572,109
Household Durables–3.99%
DR Horton	184,200	15,467,274
Garmin	121,335	18,862,739
Lennar Class A	162,613	15,233,586
PulteGroup	318,654	14,632,592
		64,196,191
Industrial Conglomerates–0.88%
3M	80,720	14,159,902
		14,159,902
Insurance–7.24%
Aflac	307,878	16,049,680
Allstate	136,241	17,344,842
American International Group	341,693	18,755,529
Hartford Financial Services Group	229,549	16,125,817
MetLife	262,853	16,225,916
Principal Financial Group	265,119	17,073,663
Progressive	166,070	15,011,067
		116,586,514
Internet & Direct Marketing Retail–1.16%
eBay	266,864	18,592,415
		18,592,415
IT Services–7.30%
Accenture Class A	57,492	18,392,841
†Akamai Technologies	156,211	16,338,108
Automatic Data Processing	82,926	16,578,566
Broadridge Financial Solutions	103,240	17,203,913
Cognizant Technology Solutions Class A	200,041	14,845,043
International Business Machines	117,616	16,340,391
Paychex	158,522	17,825,799
		117,524,661
Life Sciences Tools & Services–1.27%
†Bio-Rad Laboratories Class A	27,501	20,514,371
		20,514,371
Machinery–3.61%
Cummins	59,721	13,410,948
PACCAR	169,698	13,392,566
Stanley Black & Decker	79,185	13,881,922
Westinghouse Air Brake Technologies	202,212	17,432,697
		58,118,133
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media–1.49%
Fox Class A	383,585	$ 15,385,594
ViacomCBS Class B	219,380	8,667,704
		24,053,298
Metals & Mining–2.21%
Newmont	254,884	13,840,201
Nucor	221,457	21,811,300
		35,651,501
Multiline Retail–3.02%
Dollar General	78,038	16,554,981
†Dollar Tree	139,287	13,332,552
Target	81,699	18,690,280
		48,577,813
Multi-Utilities–0.94%
Consolidated Edison	209,551	15,211,307
		15,211,307
Oil, Gas & Consumable Fuels–1.99%
Exxon Mobil	273,124	16,065,154
Kinder Morgan	950,723	15,905,596
		31,970,750
Pharmaceuticals–3.86%
AstraZeneca ADR	215,708	12,955,422
Merck & Co.	201,855	15,161,329
†Organon	20,376	668,129
Pfizer	431,956	18,578,428
†Viatris	1,096,346	14,855,488
		62,218,796
Professional Services–1.03%
Jacobs Engineering Group	124,599	16,513,105
		16,513,105
Semiconductors & Semiconductor Equipment–6.53%
Analog Devices	102,131	17,104,900
Applied Materials	126,873	16,332,361
Intel	247,848	13,205,342
†Micron Technology	185,442	13,162,673
QUALCOMM	120,799	15,580,655
Skyworks Solutions	89,740	14,787,357
Teradyne	137,172	14,975,067
		105,148,355
Software–0.99%
SS&C Technologies Holdings	228,684	15,870,670
		15,870,670
Specialty Retail–0.88%
Best Buy	134,355	14,202,667
		14,202,667

LVIP SSGA Large Cap 100 Fund–2

LVIP SSGA Large Cap 100 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals–2.17%
Hewlett Packard Enterprise	1,042,840	$ 14,860,470
NetApp	223,983	20,104,714
		34,965,184
Total Common Stock (Cost $1,247,113,145)		1,607,083,167

MONEY MARKET FUND–0.17%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.03%)	2,823,127	2,823,127
Total Money Market Fund (Cost $2,823,127)		2,823,127
TOTAL INVESTMENTS–99.99% (Cost $1,249,936,272)	$1,609,906,294
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.01%	114,891
NET ASSETS APPLICABLE TO 103,888,478 SHARES OUTSTANDING–100.00%	$1,610,021,185

† Non-income producing.

The following futures contracts were outstanding at September 30, 2021:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
26	E-mini S&P 500 Index	$5,587,075	$5,810,498	12/17/21	$—	$(223,423)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2021.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes.
LVIP SSGA Large Cap 100 Fund–3

LVIP SSGA Large Cap 100 Fund
Notes
September 30, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Large Cap 100 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$1,607,083,167	$—	$—	$1,607,083,167
Money Market Fund	2,823,127	—	—	2,823,127
Total Investments	$1,609,906,294	$—	$—	$1,609,906,294
Derivatives:

Liabilities:
Futures Contract	$(223,423)	$—	$—	$(223,423)
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Large Cap 100 Fund–4